AB Active ETFs, Inc.

AB Tax-Aware Short Duration Municipal ETF

Portfolio of Investments

February 28, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.2%
Long-Term Municipal Bonds – 90.1%
Alabama – 4.7%
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	$1,500	$1,623,445
Black Belt Energy Gas District (Goldman Sachs Group) Series 2021-B 4.00%, 10/01/2052	1,200	1,208,213
Series 2023-D 4.751% (SOFR + 1.85%), 06/01/2049(a)	1,000	1,023,120
Series 2024-B 5.00%, 10/01/2055	2,750	2,929,166
Black Belt Energy Gas District (Morgan Stanley) Series 2019-A 4.00%, 12/01/2049	2,000	2,009,923
Black Belt Energy Gas District (Royal Bank of Canada) Series 2022-D 4.00%, 12/01/2025	650	653,274
City of Huntsville AL (City of Huntsville AL) Series 2016-B 5.00%, 05/01/2028	470	482,080
County of Jefferson AL Sewer Revenue (County of Jefferson AL Sewer Revenue) Series 2024 5.00%, 10/01/2034	1,000	1,120,530
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2024 5.00%, 06/01/2049	1,000	1,074,015
Southeast Alabama Gas Supply District (The) (Pacific Mutual Holding) Series 2024-A 5.00%, 08/01/2054	6,000	6,437,579
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	1,000	1,062,204
Southeast Energy Authority A Cooperative District (Goldman Sachs Group) Series 2022-B 5.00%, 05/01/2053	1,000	1,043,230
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2022-A 5.50%, 01/01/2053	2,000	2,145,506
Southeast Energy Authority A Cooperative District (Pacific Mutual Holding) Series 2024-C 5.00%, 11/01/2055	1,500	1,619,034
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	3,110	3,292,944

	Principal Amount (000)	U.S. $ Value
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group) Series 2023-A 5.00%, 07/01/2027	$1,500	$1,548,617
5.25%, 01/01/2054	2,500	2,649,711

		31,922,591

Arizona – 2.6%
Arizona Department of Transportation State Highway Fund Revenue (Arizona Dept. of Transportation State Highway Fund Revenue) Series 2016 5.00%, 07/01/2034	2,500	2,560,197
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042	3,000	3,087,754
5.00%, 09/01/2052	1,000	1,029,007
Series 2024 4.00%, 06/01/2049	3,000	3,053,326
City of Glendale AZ Water & Sewer Revenue (City of Glendale AZ Water & Sewer Revenue) Series 2022-B 5.00%, 07/01/2026	1,000	1,031,146
Industrial Development Authority of the City of Phoenix Arizona (The) (AZ GFF Tiyan LLC Lease) Series 2014 5.00%, 02/01/2029	900	886,109
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2025	2,000	2,030,382
Maricopa County Special Health Care District (Maricopa County Special Health Care District) Series 2021-D 5.00%, 07/01/2025	1,325	1,334,457
Scottsdale Municipal Property Corp. (Prerefunded - US Treasuries) Series 2015 4.00%, 07/01/2031	3,000	3,011,858

		18,024,236

Arkansas – 0.0%
Arkansas Development Finance Authority (Hybar LLC) Series 2023 6.875%, 07/01/2048(b)	115	126,505

California – 9.3%
Bay Area Toll Authority (Bay Area Toll Authority) Series 2021 2.27% (MUNIPSA + 0.41%), 04/01/2056(a)	3,000	2,954,008

	Principal Amount (000)	U.S. $ Value
California Community Choice Financing Authority (American General Life Insurance) Series 2023-D 5.50%, 05/01/2054	$5,000	$5,308,807
Series 2024 5.00%, 08/01/2055	1,500	1,612,321
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024 5.00%, 11/01/2055	2,000	2,127,631
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	1,000	1,055,063
California Community Choice Financing Authority (Goldman Sachs Group) Series 2021 4.00%, 10/01/2052	1,000	1,011,101
California Community Choice Financing Authority (Morgan Stanley) Series 2024 5.00%, 05/01/2054	3,500	3,770,237
California Community Choice Financing Authority (New York Life Insurance) Series 2024 5.00%, 01/01/2056	1,000	1,101,802
California Community Choice Financing Authority (Pacific Mutual Holding) Series 2024-F 5.00%, 02/01/2055	1,750	1,901,907
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 9.50%, 01/01/2065(b) (c)	1,000	1,014,371
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2026	1,000	1,000,053
California Municipal Finance Authority (LAX Integrated Express Solutions) Series 2018 5.00%, 06/30/2029	1,000	1,039,506
5.00%, 12/31/2033	1,500	1,550,411
California Pollution Control Financing Authority (Waste Management, Inc.) Series 2024 4.25%, 11/01/2038	1,000	1,024,352
California State Public Works Board (California State Public Works Board Lease) Series 2017-H 5.00%, 04/01/2031	1,425	1,486,225
California State Public Works Board (State of California Lease) Series 2024 5.00%, 09/01/2035	2,000	2,338,709

	Principal Amount (000)	U.S. $ Value
California Statewide Communities Development Authority (CHF-Irvine LLC) Series 2016 5.00%, 05/15/2025	$1,500	$1,505,524
California Statewide Communities Development Authority (Southern California Edison) Series 2023 4.50%, 11/01/2033	1,000	1,020,230
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2017-A 5.00%, 05/15/2030	3,385	3,500,316
Series 2022 5.00%, 05/15/2025	475	476,619
Series 2023 5.00%, 05/15/2028	1,610	1,693,221
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	2,000	1,872,277
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2020-A 5.00%, 07/01/2027	2,000	2,092,291
Newport Mesa Unified School District (Newport Mesa Unified School District) NATL Series 2007 Zero Coupon, 08/01/2031	2,000	1,635,252
Oakland Unified School District/Alameda County (Oakland Unified School District/Alameda County) Series 2016 5.00%, 08/01/2025	1,000	1,009,898
Port of Oakland (Port of Oakland) Series 2021 5.00%, 11/01/2029	1,575	1,688,719
San Diego County Regional Airport Authority (San Diego County Regional Airport Authority) Series 2023 5.00%, 07/01/2029	1,610	1,714,514
San Francisco Intl Airport (San Francisco Intl Airport) Series 2018 5.00%, 05/01/2027	1,530	1,585,142
Series 2019-H 5.00%, 05/01/2027	1,500	1,555,651
Series 2024 5.00%, 05/01/2029	2,500	2,656,849
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056	1,000	1,140,832
San Juan Unified School District (San Juan Unified School District) Series 2020 3.00%, 08/01/2025	2,500	2,505,574

	Principal Amount (000)	U.S. $ Value
Southern California Public Power Authority (American General Life Insurance) Series 2024-A 5.00%, 04/01/2055	$1,000	$1,063,621
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2016 5.00%, 07/01/2028	1,080	1,091,985
Series 2021 5.00%, 07/01/2025	1,000	1,005,227
State of California (State of California) Series 2015-C 5.00%, 09/01/2030	2,000	2,019,420
Washington Township Health Care District (Washington Township Health Care District) Series 2020-A 5.00%, 07/01/2031	650	697,182

		63,826,848

Colorado – 2.8%
Adams & Weld Counties School District No. 27J Brighton/CO (Adams & Weld Counties School District No. 27J Brighton/CO) Series 2016-A 2.50%, 12/01/2027	1,500	1,467,170
City & County of Broomfield CO Sales & Use Tax Revenue (City & County of Broomfield CO Sales & Use Tax Revenue) Series 2017 5.00%, 12/01/2034	2,000	2,108,216
City & County of Denver CO Airport System Revenue (City & County of Denver CO Airport System Revenue) Series 2020-B 5.00%, 11/15/2031	700	707,580
Series 2022-D 5.25%, 11/15/2026	1,020	1,059,099
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2025	1,000	1,014,820
5.00%, 12/01/2029	3,000	3,157,158
5.00%, 12/01/2031	2,000	2,096,309
Colorado Educational & Cultural Facilities Authority (Ascent Classical Academy Charter Schools) Series 2024 4.75%, 04/01/2034(b)	1,000	1,037,989

	Principal Amount (000)	U.S. $ Value
Douglas County School District No. Re-1 Douglas & Elbert Counties (Douglas County School District No. Re-1 Douglas & Elbert Counties) Series 2019 5.00%, 12/15/2025	$4,480	$4,562,465
E-470 Public Highway Authority (E-470 Public Highway Authority) Series 2024-B 3.651% (SOFR + 0.75%), 09/01/2039(a)	2,000	2,002,885

		19,213,691

Connecticut – 0.9%
City of New Haven CT (City of New Haven CT) AGM Series 2016-A 5.00%, 08/15/2027	1,875	1,933,358
State of Connecticut (State of Connecticut) Series 2015-A 4.50%, 03/15/2033	2,500	2,500,863
Series 2018-F 5.00%, 09/15/2025	2,000	2,024,916

		6,459,137

District of Columbia – 1.3%
District of Columbia (District of Columbia) Series 2016-A 5.00%, 06/01/2027	2,500	2,569,668
District of Columbia (Plenary Infrastructure DC State Lease) Series 2022 5.00%, 02/28/2026	1,485	1,508,466
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2017 5.00%, 10/01/2026	465	478,391
Series 2018-A 5.00%, 10/01/2034	1,075	1,121,521
Series 2019-A 5.00%, 10/01/2027	1,000	1,044,022
Series 2020-A 5.00%, 10/01/2032	2,000	2,140,879

		8,862,947

Florida – 6.6%
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020-A 5.00%, 10/01/2026	1,500	1,533,062
City of Jacksonville FL (Genesis Health Obligated Group) Series 2017 5.00%, 11/01/2026	600	616,124

	Principal Amount (000)	U.S. $ Value
City of Port St. Lucie FL Utility System Revenue (City of Port St. Lucie FL Utility System Revenue) Series 2016 4.00%, 09/01/2032	$3,560	$3,590,278
City of Venice FL (Southwest Florida Retirement Center Obligated Group) Series 2024 4.25%, 01/01/2030(b)	900	902,243
Collier County Industrial Development Authority (NCH Healthcare System Obligated Group) Series 2024 5.00%, 10/01/2054	2,000	2,183,789
County of Brevard FL (County of Brevard FL Fuel Tax) AGM Series 2016 5.00%, 08/01/2028	1,445	1,489,113
County of Broward FL Airport System Revenue (Fort Lauderdale Hollywood Intl Airport) Series 2015-A 5.00%, 10/01/2025	930	940,807
County of Broward FL Professional Sports Facilities Tax Revenue (County of Broward FL Professional Sports Facilities Tax Revenue) Series 2016 5.00%, 09/01/2025	1,265	1,266,967
County of Charlotte FL (County of Charlotte FL) Series 2015 5.00%, 10/01/2027	1,080	1,093,241
County of Miami-Dade FL (County of Miami-Dade FL) Series 2016 5.00%, 07/01/2032	1,000	1,024,750
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2024-A 5.00%, 10/01/2030	1,500	1,616,013
5.00%, 10/01/2034	1,000	1,102,596
County of Miami-Dade Seaport Department (County of Miami-Dade Seaport Dept.) Series 2023-A 5.00%, 10/01/2034	1,000	1,075,123
Florida Development Finance Corp. (GFL Solid Waste Southeast) Series 2024 4.375%, 10/01/2054(b)	1,950	1,971,976
Florida Insurance Assistance Interlocal Agency, Inc. (Florida Insurance Guaranty Association) Series 2023-A 5.00%, 09/01/2028	1,000	1,028,367
Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2019-A 5.00%, 10/01/2025	1,000	1,011,621
Series 2022-A 5.00%, 10/01/2029	1,020	1,089,517

	Principal Amount (000)	U.S. $ Value
Series 2022-C 5.00%, 10/01/2025	$1,350	$1,365,688
Series 2024 5.00%, 10/01/2027	1,000	1,044,022
Hernando County School District (Hernando County School District COP) AGM Series 2016-A 5.00%, 07/01/2025	1,350	1,359,720
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2024 5.00%, 10/01/2033	2,195	2,423,329
Lee County Industrial Development Authority/FL (Shell Point Obligated Group) Series 2024 4.125%, 11/15/2029	1,000	1,005,688
Miami-Dade County Expressway Authority (Miami-Dade County Expressway Authority) Series 2016-A 5.00%, 07/01/2028	1,625	1,666,429
5.00%, 07/01/2033	1,000	1,020,379
Mid-Bay Bridge Authority (Mid-Bay Bridge Authority) Series 2015-A 5.00%, 10/01/2025	1,250	1,261,056
Palm Beach County School District (Palm Beach County School District COP) Series 2015-D 5.00%, 08/01/2028	3,000	3,022,091
School Board of Miami-Dade County (The) (Miami-Dade County School Board Foundation COP) Series 2016-A 5.00%, 05/01/2030	1,340	1,371,119
Series 2025-A 5.00%, 05/01/2026	1,500	1,539,084
School Board of Miami-Dade County (The) (Prerefunded - US Treasuries) Series 2015-A 5.00%, 05/01/2028	1,340	1,344,533
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2024 Special Assessment) Series 2024 3.75%, 05/01/2029(b)	700	699,565
West Palm Beach Community Redevelopment Agency (West Palm Beach Community Redevelopment Agency City Center Community Redev Area) Series 2015 5.00%, 03/01/2026	2,590	2,618,953

		45,277,243

Georgia – 4.0%
Augusta Development Authority (WellStar Health System Obligated Group) Series 2018 5.00%, 07/01/2025	200	201,146

	Principal Amount (000)	U.S. $ Value
City of Atlanta GA Airport Passenger Facility Charge (City of Atlanta GA Airport Passenger Facility Charge) Series 2023 5.00%, 07/01/2030	$2,000	$2,160,434
City of Atlanta GA Department of Aviation (City of Atlanta GA Dept. of Aviation) Series 2023-G 5.00%, 07/01/2027	1,000	1,040,008
City of Atlanta GA Water & Wastewater Revenue (City of Atlanta GA Water & Wastewater Revenue) Series 2015 5.00%, 11/01/2025	1,000	1,003,650
Development Authority of Burke County (The) (Georgia Power Co.) Series 2023 3.875%, 10/01/2032	2,250	2,267,762
Series 2024 3.30%, 12/01/2049	1,500	1,502,902
Fayette County Development Authority (United States Soccer Federation) Series 2024 5.00%, 10/01/2033	1,100	1,214,273
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(b)	3,500	3,479,860
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2019-C 4.00%, 03/01/2050	1,000	1,005,816
Series 2022-B 5.00%, 12/01/2052	4,000	4,180,032
Series 2024-C 5.00%, 12/01/2054	3,500	3,708,592
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 4.601% (SOFR + 1.70%), 12/01/2053(a)	1,000	1,030,052
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2016-A 5.00%, 01/01/2028	1,820	1,863,274
Series 2019-A 5.00%, 01/01/2033	1,200	1,276,304
Series 2020 5.00%, 01/01/2029	500	537,535
Series 2024 5.00%, 01/01/2030	1,000	1,092,142

		27,563,782

Guam – 1.5%
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2024-B 5.00%, 07/01/2027	1,000	1,042,432

	Principal Amount (000)	U.S. $ Value
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2025	$2,000	$2,023,523
5.00%, 12/01/2026	2,000	2,055,377
5.00%, 12/01/2031	3,000	3,069,802
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015 5.00%, 11/15/2027	1,155	1,167,548
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031	815	834,574

		10,193,256

Hawaii – 0.6%
City & County of Honolulu HI (City & County of Honolulu HI) Series 2015-B 5.00%, 10/01/2027	1,000	1,012,542
Series 2019-D 5.00%, 08/01/2026	1,050	1,085,220
State of Hawaii Harbor System Revenue (State of Hawaii Harbor System Revenue) Series 2020-A 4.00%, 07/01/2035	2,250	2,259,796

		4,357,558

Idaho – 0.2%
Idaho Health Facilities Authority (St. Luke’s Health System Obligated Group/ID) Series 2018 5.00%, 03/01/2027	1,000	1,042,578

Illinois – 7.0%
Chicago Board of Education (Chicago Board of Education) Series 2017-C 5.00%, 12/01/2030	1,000	1,019,638
Series 2019-A 5.00%, 12/01/2030	1,575	1,633,254
AGM Series 2018-C 5.00%, 12/01/2031	1,000	1,043,096
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2024-C 5.00%, 01/01/2027	2,750	2,837,804
5.00%, 01/01/2028	3,000	3,134,728
Chicago Transit Authority (Chicago Transit Authority) Series 2017 5.00%, 06/01/2026	1,695	1,736,459
Chicago Transit Authority Capital Grant Receipts Revenue (City of Chicago IL Fed Hwy Grant) Series 2017 5.00%, 06/01/2025	1,000	1,004,580

	Principal Amount (000)	U.S. $ Value
Series 2021 5.00%, 06/01/2027	$1,750	$1,829,525
City of Chicago IL (City of Chicago IL) Series 2020-A 5.00%, 01/01/2026	2,125	2,148,500
City of Chicago IL Waterworks Revenue (City of Chicago IL Waterworks Revenue) AMBAC Series 2001 5.75%, 11/01/2030	755	811,139
City of Springfield IL Electric Revenue (City of Springfield IL Electric Revenue) BAM Series 2024 5.00%, 03/01/2027	2,000	2,083,747
City of Springfield IL Electric Revenue (Prerefunded - US Govt Agencies) Series 2015 5.00%, 03/01/2032	2,010	2,010,000
Illinois State Toll Highway Authority (Illinois State Toll Highway Authority) Series 2019-A 5.00%, 01/01/2026	1,000	1,018,563
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2023 5.00%, 12/15/2027	1,000	1,049,643
Metropolitan Water Reclamation District of Greater Chicago (Metropolitan Water Reclamation District of Greater Chicago) Series 2016-A 5.00%, 12/01/2030	2,595	2,681,141
Series 2016-B 5.00%, 12/01/2031	850	877,483
Northern Illinois University (Northern Illinois University) BAM Series 2020-B 5.00%, 04/01/2031	725	776,401
Sangamon County School District No. 186 Springfield (Sangamon County School District No. 186 Springfield) AGM Series 2020-B 5.00%, 02/01/2032	690	747,970
State of Illinois (State of Illinois) Series 2017-D 5.00%, 11/01/2026	2,000	2,066,982
Series 2019-A 5.00%, 11/01/2029	685	740,741
Series 2020 5.50%, 05/01/2030	2,000	2,146,727
Series 2021-B 5.00%, 03/01/2025	1,375	1,375,000
Series 2022-A 5.00%, 03/01/2025	2,570	2,570,000
Series 2022-B 5.00%, 03/01/2025	2,000	2,000,000

	Principal Amount (000)	U.S. $ Value
Series 2024 5.00%, 02/01/2031	$2,000	$ 2,196,253
Series 2024-B 5.00%, 05/01/2026	1,000	1,023,923
State of Illinois Sales Tax Revenue (State of Illinois Sales Tax Revenue) Series 2021 5.00%, 06/15/2025	1,300	1,306,706
Series 2021-A 4.00%, 06/15/2028	605	620,773
Series 2024-A 5.00%, 06/15/2025	1,000	1,005,158
5.00%, 06/15/2030	1,790	1,949,916

		47,445,850

Indiana – 1.0%
City of Valparaiso IN (Pratt Paper IN LLC) Series 2024 4.50%, 01/01/2034(b)	900	921,942
Indiana Finance Authority (Ohio Valley Electric) Series 2020 3.00%, 11/01/2030	500	480,501
Series 2022-A 4.25%, 11/01/2030	2,000	2,060,701
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.741% (SOFR + 0.71%), 11/01/2046(a) (d)	2,000	2,005,943
Indianapolis Local Public Improvement Bond Bank (Indianapolis Local Public Improvement Bond Bank) Series 2021-A 5.00%, 06/01/2025	1,000	1,005,071

		6,474,158

Kansas – 0.2%
Seward County Unified School District No. 480 Liberal (Seward County Unified School District No. 480 Liberal) Series 2017-B 5.00%, 09/01/2026	1,500	1,515,924

Kentucky – 0.9%
Kentucky Public Energy Authority (BP PLC) Series 2024-B 5.00%, 01/01/2055	1,000	1,076,144
Kentucky Public Energy Authority (Morgan Stanley) Series 2023-A 5.25%, 04/01/2054	2,000	2,174,932
Series 2025-A 5.25%, 06/01/2055(c)	1,000	1,065,730

	Principal Amount (000)	U.S. $ Value
Western Kentucky University (Western Kentucky University) Series 2016-A 5.00%, 09/01/2025	$1,660	$ 1,676,827

		5,993,633

Louisiana – 1.0%
City of Shreveport LA (City of Shreveport LA) BAM Series 2016 5.00%, 03/01/2027	1,400	1,440,706
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Insurance Guaranty Association) Series 2022 5.00%, 08/15/2029	665	694,451
Louisiana Public Facilities Authority (ElementUS Minerals LLC) Series 2023 5.00%, 10/01/2043(b)	1,900	1,914,173
New Orleans Aviation Board (New Orleans Aviation Board) Series 2024 5.00%, 01/01/2029	1,000	1,054,737
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2024 3.30%, 06/01/2037	2,000	2,004,384

		7,108,451

Maine – 0.2%
Finance Authority of Maine (Casella Waste Systems) Series 2018-R2 4.375%, 08/01/2035(b)	1,500	1,503,646

Maryland – 1.6%
County of Montgomery MD (County of Montgomery MD) Series 2017-B 5.00%, 06/01/2026	1,520	1,564,715
Maryland Economic Development Corp. (Purple Line Transit Partners) Series 2022 5.00%, 11/12/2028	2,000	2,032,269
Maryland Stadium Authority (Maryland Stadium Authority State Lease) Series 2023-A 5.00%, 03/01/2025	1,850	1,850,000
Maryland Stadium Authority (State of Maryland Built to Learn Revenue State Lease) Series 2024 5.00%, 06/01/2044	400	434,601
State of Maryland (State of Maryland) Series 2017-A 5.00%, 08/01/2025	1,765	1,781,954

	Principal Amount (000)	U.S. $ Value
State of Maryland Department of Transportation (Baltimore/Washington Intl Thurgood Marshall Airport) Series 2021 5.00%, 08/01/2030	$1,000	$ 1,078,130
5.00%, 08/01/2033	1,150	1,235,703
State of Maryland Department of Transportation (Maryland Aviation Administration) AGC Series 2024 5.00%, 08/01/2027	950	988,173

		10,965,545

Massachusetts – 2.5%
City of Quincy MA (City of Quincy MA) Series 2024 5.00%, 07/25/2025	2,000	2,016,867
Massachusetts Development Finance Agency (Beth Israel Lahey Health Obligated Group) Series 2019 5.00%, 07/01/2025	1,000	1,006,358
5.00%, 07/01/2031	870	948,633
Massachusetts Development Finance Agency (Emerson College) Series 2017-A 5.00%, 01/01/2026	1,240	1,257,617
Massachusetts Development Finance Agency (GingerCare Living Obligated Group) Series 2024 4.75%, 12/01/2029(b)	1,000	1,003,263
Massachusetts Development Finance Agency (Massachusetts Development Finance Agency) Series 2015-H 5.00%, 07/01/2025	415	417,638
Massachusetts Development Finance Agency (Prerefunded - US Treasuries) Series 2015 5.00%, 07/01/2025	2,085	2,098,607
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2025	1,250	1,258,181
5.00%, 07/01/2030	1,295	1,321,347
Massachusetts Port Authority (Massachusetts Port Authority) Series 2017-A 5.00%, 07/01/2027	1,120	1,166,262
Series 2019-A 5.00%, 07/01/2027	2,250	2,343,965
Series 2019-C 5.00%, 07/01/2025	2,000	2,010,448

		16,849,186

Michigan – 0.5%
City of Detroit MI (City of Detroit MI) Series 2018 5.00%, 04/01/2026	1,000	1,018,099

	Principal Amount (000)	U.S. $ Value
Detroit Downtown Development Authority (Detroit Downtown Development Authority Catalyst Development Area) Series 2024 5.00%, 07/01/2048	$1,000	$ 1,047,139
Great Lakes Water Authority Water Supply System Revenue (Great Lakes Water Authority Water Supply System Revenue) Series 2018-A 5.00%, 07/01/2028	1,000	1,069,745

		3,134,983

Minnesota – 1.0%
City of St. Cloud MN (CentraCare Health System Obligated Group) Series 2016-A 5.00%, 05/01/2026	1,225	1,253,018
Metropolitan Council (Metropolitan Council) Series 2016-A 5.00%, 03/01/2025	1,000	1,000,000
State of Minnesota (State of Minnesota) Series 2016-D 5.00%, 08/01/2025	2,700	2,726,046
Series 2022-A 5.00%, 08/01/2025	1,000	1,009,647
University of Minnesota (University of Minnesota) Series 2017-A 5.00%, 09/01/2032	1,000	1,048,825

		7,037,536

Missouri – 0.9%
City of St. Louis MO Airport Revenue (City of St. Louis MO Airport Revenue) AGM Series 2017-B 5.00%, 07/01/2025	2,130	2,142,350
County of St. Louis MO (County of St. Louis MO Lease) Series 2020-A 4.00%, 12/01/2030	755	779,788
Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group) Series 2021-B 4.00%, 05/01/2051	2,000	2,024,623
Missouri Highway & Transportation Commission (Missouri Highway & Transportation Commission) Series 2023 5.00%, 05/01/2025	1,450	1,455,201

		6,401,962

Nevada – 0.8%
County of Clark Department of Aviation (County of Clark Dept. of Aviation) Series 2021-B 5.00%, 07/01/2025	3,100	3,119,505

	Principal Amount (000)	U.S. $ Value
State of Nevada Department of Business & Industry (Desertxpress Enterprises) Series 2024 8.125%, 01/01/2050	$1,000	$ 1,033,426
Tahoe-Douglas Visitors Authority (Tahoe-Douglas Visitors Authority) Series 2020 5.00%, 07/01/2033	1,000	1,052,329

		5,205,260

New Hampshire – 1.8%
New Hampshire Business Finance Authority (Brazoria-Fort Bend County Municipal Utility District No. 3) Series 2024 4.875%, 12/01/2033(b)	600	600,285
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(b)	1,881	1,889,471
New Hampshire Business Finance Authority (Emberly & Canterra Creek Projects) Series 2024 5.375%, 12/01/2031(b)	1,000	1,000,792
New Hampshire Business Finance Authority (Lakes Fresh Water Supply District of Denton County) Series 2024 5.00%, 12/01/2028(b)	1,000	1,001,425
New Hampshire Business Finance Authority (Tamarron Project) Series 2024 5.25%, 12/01/2035(b)	800	799,888
New Hampshire Business Finance Authority (The Highlands Project) Series 2024 5.125%, 12/15/2030	1,000	998,230
New Hampshire Business Finance Authority (Valencia Project) Series 2024 5.30%, 12/01/2032(b)	1,500	1,507,140
State of New Hampshire (State of New Hampshire) Series 2020-A 5.00%, 12/01/2025	4,405	4,482,249

		12,279,480

New Jersey – 5.8%
City of Newark NJ (City of Newark NJ) AGM Series 2020-A 5.00%, 10/01/2027	1,290	1,358,203
Garden State Preservation Trust (Garden State Preservation Trust) AGM Series 2005-A 5.75%, 11/01/2028	2,465	2,610,538

	Principal Amount (000)	U.S. $ Value
New Brunswick Parking Authority (New Brunswick Parking Authority) BAM Series 2016-A 5.00%, 09/01/2030	$2,000	$ 2,058,173
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2015-X 5.00%, 06/15/2025	3,950	3,972,692
New Jersey Economic Development Authority (New Jersey Transit State Lease) Series 2017-B 5.00%, 11/01/2025	1,400	1,419,300
New Jersey Economic Development Authority (New Jersey-American Water) Series 2023 3.75%, 11/01/2034	2,000	2,005,862
New Jersey Economic Development Authority (State of New Jersey Lease) Series 2015-A 5.00%, 06/15/2025	1,000	1,005,745
Series 2015-X 5.25%, 06/15/2027	1,395	1,403,015
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.75%, 09/15/2027	1,805	1,807,724
New Jersey Health Care Facilities Financing Authority (Prerefunded - US Treasuries) Series 2016 5.00%, 07/01/2025	1,055	1,062,581
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group) Series 2016 5.00%, 07/01/2043	2,405	2,445,487
Series 2021 5.00%, 07/01/2025	2,000	2,013,704
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2018-A 5.00%, 06/15/2030	2,380	2,438,261
New Jersey Transportation Trust Fund Authority (Prerefunded - US Treasuries) Series 2019 5.00%, 06/15/2030	250	271,513
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2021-A 5.00%, 06/15/2025	1,950	1,961,579
Newark Board of Education (Newark Board of Education) BAM Series 2021 5.00%, 07/15/2029	1,210	1,309,574
South Jersey Transportation Authority (South Jersey Transportation Authority) AGM Series 2019-A 5.00%, 11/01/2030	1,675	1,827,137

	Principal Amount (000)	U.S. $ Value
State of New Jersey (Prerefunded - US Treasuries) Series 2014 5.00%, 06/01/2031	$3,500	$ 3,518,152
State of New Jersey (State of New Jersey) Series 2020 5.00%, 06/01/2025	2,000	2,010,889
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-A 5.00%, 06/01/2029	2,645	2,759,889

		39,260,018

New York – 6.4%
City of New York NY (City of New York NY) Series 2020-A 5.00%, 08/01/2025	1,500	1,514,476
Empire State Development Corp. (Prerefunded - US Treasuries) Series 2015-A 5.00%, 03/15/2026	1,000	1,012,736
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2017 5.00%, 11/15/2025	2,000	2,031,644
5.00%, 11/15/2028	2,000	2,146,441
Series 2017-C 5.00%, 11/15/2025	630	639,968
5.00%, 11/15/2029	1,000	1,059,075
New York City Municipal Water Finance Authority (New York City Municipal Water Finance Authority) Series 2018-E 5.00%, 06/15/2032	1,410	1,430,615
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2016-F 4.00%, 02/01/2034	2,000	2,014,869
New York City Transitional Finance Authority Future Tax Secured Revenue (Prerefunded - US Treasuries) Series 2015 5.00%, 02/01/2033	2,625	2,628,651
New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 08/01/2028	1,000	1,050,391
Series 2024 5.00%, 11/01/2026	900	924,138
New York State Dormitory Authority (New York State Dormitory Authority Lease) Series 2018 5.00%, 10/01/2031	1,765	1,817,571

	Principal Amount (000)	U.S. $ Value
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2019 5.00%, 05/01/2048	$1,000	$1,013,097
New York State Dormitory Authority (White Plains Hospital Obligated Group) Series 2024 5.00%, 10/01/2029	750	794,471
New York State Energy Research & Development Authority (Rochester Gas & Electric) Series 2018 3.00%, 08/01/2032	1,000	999,765
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2020 2.75%, 09/01/2050	1,500	1,492,470
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2020 5.00%, 12/01/2031	1,000	1,067,046
Series 2022 5.00%, 12/01/2030	2,000	2,138,557
Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2016 5.00%, 10/01/2025	1,000	1,010,873
Series 2018-2 5.00%, 09/15/2029	1,530	1,592,557
5.00%, 09/15/2030	2,500	2,596,198
5.00%, 09/15/2031	1,075	1,114,201
Series 2021-2 3.00%, 10/01/2028	3,950	3,860,991
5.00%, 07/15/2027	2,445	2,547,767
Suffolk Regional Off-Track Betting Co. (Suffolk Regional Off-Track Betting) Series 2024 5.00%, 12/01/2034	1,500	1,557,160
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2017-B 5.00%, 11/15/2033	1,205	1,256,235
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2015 5.00%, 08/01/2025	1,000	1,007,771
Westchester County Local Development Corp. (Sarah Lawrence College) Series 2016-A 5.00%, 06/01/2025	1,080	1,083,618

		43,403,352

North Carolina – 1.5%
County of Gaston NC (County of Gaston NC) Series 2023
4.00%, 05/01/2025	2,600	2,601,940

	Principal Amount (000)	U.S. $ Value
County of New Hanover NC (County of New Hanover NC) Series 2018 5.00%, 09/01/2026	$1,010	$1,045,740
County of Wake NC (County of Wake NC) Series 2021 5.00%, 04/01/2025	1,000	1,001,739
Cumberland County Industrial Facilities & Pollution Control Financing Authority (American Titanium Metal) Series 2024 3.75%, 12/01/2027	1,000	1,000,055
North Carolina Department of Transportation (I-77 Mobility Partners) Series 2015 5.00%, 12/31/2037	1,405	1,408,590
State of North Carolina (State of North Carolina Lease) Series 2014-C 3.00%, 05/01/2028	1,000	1,000,023
Series 2017-B 5.00%, 05/01/2025	1,425	1,430,088
State of North Carolina (State of North Carolina) Series 2013-B 5.00%, 06/01/2025	1,000	1,005,642

		10,493,817

Ohio – 2.4%
American Municipal Power, Inc. (American Municipal Power Combined Hydroelectric Revenue) Series 2020 5.00%, 02/15/2026	1,035	1,055,294
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-A 5.00%, 06/01/2028	1,425	1,487,319
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2023 5.00%, 12/01/2053(b)	1,000	1,017,435
Lancaster Port Authority (Royal Bank of Canada) Series 2024-A 5.00%, 02/01/2055	1,000	1,062,395
Ohio Air Quality Development Authority (American Electric Power) Series 2019 2.40%, 12/01/2038	500	467,717
Series 2024 3.70%, 07/01/2028	4,000	4,014,402
Ohio Higher Educational Facility Commission (Xavier University) Series 2024 5.00%, 05/01/2033	650	719,295

	Principal Amount (000)	U.S. $ Value
Ohio Water Development Authority Water Pollution Control Loan Fund (Ohio Water Development Authority Water Pollution Control Loan Fund) Series 2016 5.00%, 06/01/2025	$4,915	$ 4,942,975
Reynoldsburg City School District (Reynoldsburg City School District) Series 2013 4.919%, 09/01/2030	800	822,638
State of Ohio (University Hospitals Health System Obligated Group) Series 2016 5.00%, 01/15/2030	1,090	1,107,959

		16,697,429

Oklahoma – 0.2%
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.00%, 08/15/2029	1,000	1,040,703

Oregon – 0.6%
Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2020-A 5.00%, 08/15/2027	1,000	1,047,937
Port of Portland OR Airport Revenue (Port of Portland OR Airport Revenue) Series 2022-2 5.00%, 07/01/2030	1,000	1,075,163
Port of Portland OR Airport Revenue (Portland Intl Airport) Series 2017-2 5.00%, 07/01/2029	1,000	1,024,964
5.00%, 07/01/2031	1,100	1,126,095

		4,274,159

Pennsylvania – 4.0%
Allegheny County Hospital Development Authority (UPMC Obligated Group) Series 2022 2.56% (MUNIPSA + 0.70%), 11/15/2047(a)	1,000	992,154
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2032	500	530,800
City of Philadelphia PA Airport Revenue (City of Philadelphia PA Airport Revenue) Series 2020-C 5.00%, 07/01/2030	1,220	1,314,161
Series 2021 5.00%, 07/01/2025	945	950,666

	Principal Amount (000)	U.S. $ Value
County of Allegheny PA (County of Allegheny PA) Series 2016-C 5.00%, 11/01/2025	$4,400	$ 4,463,983
General Authority of Southcentral Pennsylvania (UPMC Pinnacle Hanover) Series 2015 5.00%, 12/01/2027	1,275	1,288,394
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2032	1,980	2,018,932
Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2030	1,000	1,064,619
5.00%, 09/01/2031	1,500	1,593,825
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) Series 2022 5.00%, 12/31/2032	2,000	2,160,982
Pennsylvania Economic Development Financing Authority (Philadelphia Water Dept.) Series 2020 4.00%, 01/01/2026	1,220	1,225,272
Pennsylvania Turnpike Commission Registration Fee Revenue (Pennsylvania Turnpike Commission Registration Fee Revenue) Series 2023 2.71% (MUNIPSA + 0.85%), 07/15/2041(a)	1,000	998,520
Philadelphia Authority for Industrial Development (Prerefunded - US Treasuries) Series 2015-2 5.00%, 04/01/2029	1,375	1,377,223
Series 2016-2 5.00%, 04/01/2028	1,550	1,552,505
Philadelphia Gas Works Co. (Philadelphia Gas Works) Series 2015 5.00%, 08/01/2025	1,900	1,915,511
Philadelphia Municipal Authority (City of Philadelphia PA) Series 2017 5.00%, 04/01/2025	1,325	1,326,694
Reading School District (Reading School District) BAM Series 2019-D 5.00%, 04/01/2025	1,500	1,502,442
State Public School Building Authority (School District of Philadelphia/The) AGM Series 2016 5.00%, 06/01/2025	1,000	1,004,802

		27,281,485

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 1.0%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A 5.625%, 07/01/2027	$1,108	$1,158,835
5.625%, 07/01/2029	675	727,136
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(b)	1,000	1,055,931
Series 2021-C 3.50%, 07/01/2026(b)	2,000	1,918,862
3.75%, 07/01/2027(b)	2,000	1,872,525

		6,733,289

South Carolina – 1.4%
SCAGO Educational Facilities Corp. for Pickens School District (Pickens County School District/SC) Series 2015 5.00%, 12/01/2030	1,000	1,003,328
SCAGO Educational Facilities Corp. for Pickens School District (SCAGO Educational Facilities for Pickens School District Lease) Series 2015 5.00%, 12/01/2029	1,500	1,505,123
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 5.00%, 11/01/2031	2,000	2,233,302
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2016-A 5.00%, 12/01/2034	1,500	1,527,146
Series 2025-B 5.00%, 12/01/2031(c)	1,775	1,992,701
AGM Series 2014-C 5.00%, 12/01/2025	1,500	1,501,535

		9,763,135

Tennessee – 0.8%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2023 5.00%, 07/01/2028	1,000	1,067,039
Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2019-B 5.00%, 07/01/2030	1,000	1,072,143

	Principal Amount (000)	U.S. $ Value
State of Tennessee (State of Tennessee) Series 2016-B 5.00%, 08/01/2025	$1,015	$1,024,708
Tennessee Energy Acquisition Corp. (Goldman Sachs Group) Series 2023-A 5.00%, 05/01/2053	2,000	2,078,431

		5,242,321

Texas – 5.0%
Central Texas Regional Mobility Authority (Central Texas Regional Mobility Authority) Series 2016 5.00%, 01/01/2028	1,065	1,080,980
Series 2020-E 5.00%, 01/01/2031	1,420	1,546,444
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2024-B 5.25%, 07/15/2034	1,500	1,613,172
City of San Antonio TX Airport System (City of San Antonio TX Airport System) Series 2019-A 5.00%, 07/01/2029	550	582,293
Crowley Independent School District (Prerefunded - US Govt Agencies) Series 2016-B 4.00%, 08/01/2037	1,855	1,864,344
4.00%, 08/01/2038	2,000	2,010,075
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2024 5.00%, 07/01/2054	3,000	3,220,945
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2033	1,000	1,018,458
North Texas Tollway Authority (North Texas Tollway System) Series 2016-A 5.00%, 01/01/2028	1,000	1,017,424
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 10.00%, 07/01/2026(b)	1,000	1,028,239
San Antonio Water System (Prerefunded - US Treasuries) Series 2015-B 4.00%, 05/15/2035	3,215	3,222,508

	Principal Amount (000)	U.S. $ Value
Texas Municipal Gas Acquisition & Supply Corp. II (JPMorgan Chase & Co.) Series 2007 3.965% (CME Term SOFR 3 Month + 1.05%), 09/15/2027(a)	$2,000	$2,012,523
Series 2012-C 3.739% (CME Term SOFR 3 Month + 0.86%), 09/15/2027(a)	2,390	2,396,507
Texas Municipal Gas Acquisition & Supply Corp. III (Macquarie Group Ltd.) Series 2021 5.00%, 12/15/2032	2,000	2,139,514
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054	4,000	4,284,544
Series 2023-B 5.50%, 01/01/2054	1,500	1,672,060
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2019 5.00%, 12/31/2030	1,000	1,072,717
Texas Water Development Board (State Water Implementation Revenue Fund for Texas) Series 2023-A 5.00%, 10/15/2026	1,000	1,037,938
Texas Water Development Board (Texas Water Development Board State Revolving Fund) Series 2018 5.00%, 08/01/2025	1,000	1,009,440

		33,830,125

Utah – 0.9%
Grapevine Wash Local District (Grapevine Wash Local District Assessment Area No. 1) Series 2024-A 5.25%, 12/01/2044(b)	1,000	962,151
Utah Board of Higher Education (University of Utah/The) NATL Series 1998 5.50%, 04/01/2029	1,440	1,526,297
Utah Infrastructure Agency (Utah Infrastructure Agency) Series 2017-A 5.00%, 10/15/2029	1,000	1,031,853
Series 2022 5.00%, 10/15/2032	1,135	1,213,445
Series 2024 5.00%, 10/15/2026	440	449,957
Utah Transit Authority (Prerefunded - US Treasuries) Series 2015-A 4.00%, 06/15/2033	1,000	1,003,511

		6,187,214

	Principal Amount (000)	U.S. $ Value

Virginia – 0.7%
County of Fairfax VA (County of Fairfax VA) Series 2021-A 4.00%, 10/01/2025	$1,245	$1,254,717
Greater Richmond Convention Center Authority (Greater Richmond Convention Center Authority Hotel Occupancy Tax) Series 2015 5.00%, 06/15/2025	1,800	1,810,534
Virginia College Building Authority (Marymount University) Series 2015 5.25%, 07/01/2030(b)	1,000	958,671
Virginia Commonwealth Transportation Board (Commonwealth of Virginia Fed Hwy Grant) Series 2017 5.00%, 03/15/2025	985	985,682

		5,009,604

Washington – 1.9%
Energy Northwest (Bonneville Power Administration) Series 2015-A 5.00%, 07/01/2028	2,000	2,012,799
Series 2024-B 5.00%, 07/01/2025	1,000	1,007,729
Pierce County School District No. 10 Tacoma (Prerefunded - US Govt Agencies) Series 2015 5.00%, 12/01/2033	2,190	2,225,726
Port of Seattle WA (Port of Seattle WA) Series 2017-C 5.00%, 05/01/2028	1,260	1,302,420
Series 2018-A 5.00%, 05/01/2030	2,185	2,252,571
5.00%, 05/01/2036	1,010	1,034,247
Series 2018-B 5.00%, 05/01/2027	1,000	1,034,937
Snohomish County School District No. 13 Monroe (Snohomish County School District No. 103 Monroe) Series 2015 5.00%, 12/01/2032	1,000	1,004,828
State of Washington (State of Washington)
Series 2023-R 5.00%, 08/01/2025	1,000	1,009,523

		12,884,780

West Virginia – 1.1%
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 4.875%, 06/01/2049	295	273,350

	Principal Amount (000)	U.S. $ Value
West Virginia Economic Development Authority (Appalachian Power Co.) Series 2024 3.375%, 03/01/2040	$3,000	$2,989,901
West Virginia Economic Development Authority (Provident Group - Marshall Properties) AGM Series 2023 5.00%, 07/01/2030	2,665	2,897,447
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2016A 5.00%, 06/01/2025	1,360	1,366,109

		7,526,807

Wisconsin – 2.5%
City of Milwaukee WI (City of Milwaukee WI) Series 2020-N 5.00%, 04/01/2027	1,000	1,042,464
AGM Series 2023 5.00%, 04/01/2031	1,000	1,113,608
AGM Series 2023-N 5.00%, 04/01/2028	1,690	1,796,257
City of Milwaukee WI Sewerage System Revenue (City of Milwaukee WI Sewerage System Revenue) Series 2016-S 4.00%, 06/01/2028	350	353,623
State of Wisconsin (State of Wisconsin) Series 2021-2 5.00%, 05/01/2025	3,230	3,241,585
Wisconsin Health & Educational Facilities Authority (Forensic Science & Protective Medicine Collaboration) Series 2024 5.00%, 08/01/2027(b)	2,000	2,038,357
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(b)	2,000	880,690
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(b)	1,500	1,091,579
Wisconsin Public Finance Authority (Renown Regional Medical Center Obligated Group) Series 2020 5.00%, 06/01/2029	755	802,801
Wisconsin Public Finance Authority (Signorelli Projects) Series 2024 5.375%, 12/15/2032(b)	1,946	1,947,121

	Principal Amount (000)	U.S. $ Value
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 5.00%, 02/01/2030	$1,000	$999,092
Wisconsin Public Finance Authority (Waterstone Projects) Series 2024 5.50%, 12/15/2038(b)	1,000	1,004,179
Wisconsin Public Finance Authority (Wisconsin Public Finance Authority) Series 2024 5.00%, 12/01/2034(b)	1,000	1,024,532

		17,335,888

Total Long-Term Municipal Bonds (cost $611,728,195)		615,750,112

Short-Term Municipal Notes – 5.1%
California – 0.4%
County of Los Angeles CA (County of Los Angeles CA) Series 2024 5.00%, 06/30/2025	2,000	2,012,428
Nuveen California AMT-Free Quality Municipal Income Fund (Nuveen California AMT-Free Quality Municipal Income Fund) Series 2017 2.31%, 10/01/2047(b) (e)	1,000	1,000,000

		3,012,428

Colorado – 0.7%
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J (Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J) Series 2024 5.00%, 12/15/2025	1,500	1,527,728
Colorado Educational & Cultural Facilities Authority (Miami Beach Jewish Community Center) Series 2022 1.50%, 07/01/2041(e)	1,400	1,400,000
Colorado State Education Loan Program (Colorado State Education Loan Program) Series 2024-A 5.00%, 06/30/2025	2,000	2,014,948

		4,942,676

Idaho – 0.1%
Idaho Health Facilities Authority (St. Luke’s Health System Obligated Group/ID) Series 2018-C 1.55%, 03/01/2048(e)	700	700,000

	Principal Amount (000)	U.S. $ Value

Massachusetts – 0.2%
Massachusetts Development Finance Agency (Emerson College) Series 2025 5.00%, 01/01/2026	$1,120	$1,135,912

Michigan – 0.3%
Michigan Finance Authority (Michigan Finance Authority) Series 2024-A 5.00%, 07/21/2025	2,000	2,015,195

New Jersey – 0.7%
City of Hoboken NJ (City of Hoboken NJ) Series 2025-A 4.00%, 03/10/2026(c)	1,000	1,012,313
City of Jersey City NJ (City of Jersey City NJ) Series 2024-D 4.50%, 10/22/2025	2,500	2,524,909
Monmouth County Improvement Authority (The) (Monmouth County Improvement Authority SRF) Series 2024 4.00%, 03/14/2025	1,100	1,100,331

		4,637,553

New York – 0.6%
City of New York NY (City of New York NY) Series 2024-A 5.00%, 08/01/2025	2,000	2,019,302
City of Rochester NY (City of Rochester NY) Series 2024-I 5.00%, 07/31/2025	2,000	2,017,542

		4,036,844

Ohio – 0.1%
County of Montgomery OH (Premier Health Partners Obligated Group) Series 2019 1.35%, 11/15/2045(e)	350	350,000

Other – 0.3%
Nuveen AMT-Free Municipal Credit Income Fund (Nuveen AMT-Free Municipal Credit Income Fund) Series 2019 2.31%, 03/01/2029(e)	1,000	1,000,000
Nuveen AMT-Free Quality Municipal Income Fund (Nuveen AMT-Free Quality Municipal Income Fund) Series 2021 2.31%, 03/01/2029(e)	1,000	1,000,000

		2,000,000

	Principal Amount (000)	U.S. $ Value

Pennsylvania – 0.5%
Lancaster County Hospital Authority/PA (Masonic Villages of the Grand Lodge of Pennsylvania) Series 2008-D 1.65%, 07/01/2034(e)	$500	$500,000
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson University Obligated Group) Series 2024 1.60%, 11/01/2061(e)	2,000	2,000,000
Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AGM Series 2017-A 5.00%, 09/01/2025	1,045	1,056,033

		3,556,033

South Carolina – 0.9%
Clover School District No. 2 (Clover School District No. 2) Series 2024 5.00%, 10/01/2025	4,000	4,051,583
Orangeburg County School District (Orangeburg County School District) Series 2024 5.00%, 08/13/2025	2,000	2,017,945

		6,069,528

Washington – 0.3%
State of Washington (State of Washington) Series 2024-R 5.00%, 07/01/2025	2,000	2,015,061

Total Short-Term Municipal Notes (cost $34,442,554)		34,471,230

Total Municipal Obligations (cost $646,170,749)		650,221,342

ASSET-BACKED SECURITIES – 0.6%
Autos - Fixed Rate – 0.5%
Arivo Acceptance Auto Loan Receivables Trust Series 2024-1A, Class A 6.46%, 04/17/2028(b)	172	172,811
Carvana Auto Receivables Trust Series 2023-N1, Class A 6.36%, 04/12/2027(b)	36	36,002
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(b)	438	445,190
Series 2025-1A, Class A2 5.10%, 10/15/2030(b)	2,185	2,196,238
Santander Bank Auto Credit-Linked Notes Series 2023-A, Class B 6.493%, 06/15/2033(b)	80	80,130

		2,930,371

	Principal Amount (000)	U.S. $ Value

Other ABS - Fixed Rate – 0.1%
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(b)	$246	$248,358
Marlette Funding Trust Series 2024-1A, Class A 5.95%, 07/17/2034(b)	394	395,892
Pagaya AI Debt Trust Series 2023-3, Class A 7.60%, 12/16/2030(b)	108	107,925
Series 2024-1, Class A 6.66%, 07/15/2031(b)	45	45,935
Theorem Funding Trust Series 2023-1A, Class A 7.58%, 04/15/2029(b)	23	23,626

		821,736

Total Asset-Backed Securities (cost $3,726,612)		3,752,107

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.3%
Risk Share Floating Rate – 0.3%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2023-DNA1, Class M1A 6.453% (CME Term SOFR + 2.10%), 03/25/2043(a) (b)	667	678,400
Series 2023-DNA2, Class M1A 6.453% (CME Term SOFR + 2.10%), 04/25/2043(a) (b)	346	351,644
Connecticut Avenue Securities Trust Series 2024-R03, Class 2M1 5.503% (CME Term SOFR + 1.15%), 03/25/2044(a) (b)	1,013	1,013,248

Total Collateralized Mortgage Obligations (cost $2,024,624)		2,043,292

CORPORATES - INVESTMENT GRADE – 0.2%
Industrial – 0.1%
Consumer Non-Cyclical – 0.1%
Altria Group, Inc. 3.40%, 05/06/2030	215	200,145
BAT Capital Corp. 4.906%, 04/02/2030	230	230,527
Philip Morris International, Inc. 5.625%, 11/17/2029	250	260,195

		690,867

Technology – 0.0%
CDW LLC/CDW Finance Corp. 2.67%, 12/01/2026	370	356,865

		1,047,732

	Principal Amount (000)	U.S. $ Value

Financial Institutions – 0.1%
Banking – 0.0%
Citigroup, Inc. Series AA 7.625%, 11/15/2028(f)	$184	$192,745
Wells Fargo & Co. 7.625%, 09/15/2028(f)	27	28,831

		221,576

Finance – 0.1%
Aviation Capital Group LLC 1.95%, 01/30/2026(b)	290	282,257

		503,833

Total Corporates - Investment Grade (cost $1,512,226)		1,551,565

SHORT-TERM INVESTMENTS – 3.5%
U.S. Treasury Bills – 2.4%
U.S. Treasury Bill Zero Coupon, 03/13/2025	3,500	3,495,858
Zero Coupon, 04/03/2025	13,000	12,952,536

Total U.S. Treasury Bills (cost $16,448,754)		16,448,394

	Shares

Investment Companies – 1.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.24%(g) (h) (i) (cost $7,354,994)	7,354,994	7,354,994

Total Short-Term Investments (cost $23,803,748)		23,803,388

Total Investments – 99.8% (cost $677,237,959)(j)		681,371,694
Other assets less liabilities – 0.2%		1,694,387

Net Assets – 100.0%		$683,066,081

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	6,580	10/15/2028	CPI#	2.565%	Maturity	$(11,847)	$—	$(11,847)
USD	6,000	10/15/2029	2.485%	CPI#	Maturity	25,188	—	25,188
USD	6,000	10/15/2029	2.569%	CPI#	Maturity	1,803	—	1,803

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	4,503	10/15/2029	2.516%	CPI#	Maturity	$12,418	$—	$12,418
USD	4,499	10/15/2029	2.451%	CPI#	Maturity	25,933	—	25,933
USD	4,498	10/15/2029	2.499%	CPI#	Maturity	15,958	—	15,958
USD	6,920	10/15/2030	CPI#	2.531%	Maturity	(6,226)	—	(6,226)

						$63,227	$—	$63,227

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	4,800	03/31/2025	1 Day SOFR	4.099%	Annual	$(40,938)	$—	$(40,938)
USD	3,700	03/31/2025	1 Day SOFR	4.013%	Annual	(34,822)	—	(34,822)
USD	15,700	05/15/2026	1 Day SOFR	4.202%	Annual	(11,719)	132	(11,851)
USD	8,310	05/15/2026	1 Day SOFR	4.479%	Annual	18,145	—	18,145
USD	2,400	05/15/2026	1 Day SOFR	4.012%	Annual	(16,962)	—	(16,962)
USD	2,336	10/15/2029	1 Day SOFR	3.814%	Annual	1,715	—	1,715
USD	2,500	10/15/2030	1 Day SOFR	4.082%	Annual	41,503	—	41,503

						$(43,078)	$132	$(43,210)

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 28, 2025.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2025, the aggregate market value of these securities amounted to $45,252,462 or 6.6% of net assets.

(c)	When-Issued or delayed delivery security.
(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.29% of net assets as of February 28, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.741%, 11/01/2046	06/24/2024	$2,000,000	$2,005,943	0.29%

(e)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(f)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	The rate shown represents the 7-day yield as of period end.
(h)	Affiliated investments.
(i)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(j)

As of February 28, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,833,142 and gross unrealized depreciation of investments was $(679,390), resulting in net unrealized appreciation of $4,153,752.

As of February 28, 2025, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.9% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

CHF – Collegiate Housing Foundation

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

ID – Improvement District

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

SRF – State Revolving Fund

UPMC – University of Pittsburgh Medical Center

AB Active ETFs, Inc.

AB Tax-Aware Short Duration Municipal ETF

February 28, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$615,750,112	$—	$615,750,112
Short-Term Municipal Notes	—	34,471,230	—	34,471,230
Asset-Backed Securities	—	3,752,107	—	3,752,107
Collateralized Mortgage Obligations	—	2,043,292	—	2,043,292
Corporates - Investment Grade	—	1,551,565	—	1,551,565
Short-Term Investments:
U.S. Treasury Bills	—	16,448,394	—	16,448,394
Investment Companies	7,354,994	—	—	7,354,994

Total Investments in Securities	7,354,994	674,016,700	—	681,371,694
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	81,300	—	81,300
Centrally Cleared Interest Rate Swaps	—	61,363	—	61,363
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(18,073)	—	(18,073)
Centrally Cleared Interest Rate Swaps	—	(104,441)	—	(104,441)

Total	$7,354,994	$674,036,849	$—	$681,391,843

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2025 is as follows:

Fund	Market Value 11/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$138	$82,539	$75,322	$7,355	$74